9. Short Term Debt - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Short Term Debt - Related Parties

As part of the Merger, the Company acquired certain liabilities from A Squared. From time to time, A Squared required short-term advances to fund its operations and provide working capital from its founder, the Company’s current Chief Executive Officer, Andrew Heyward. As of March 31, 2014, these advances totaled $415,787, compared to $516,659 as of December 31, 2013. On March 3, 2014, the Company repaid a portion of the Member Advances to its Chief Executive Officer, Andrew Heyward, in the amount of $100,000.

These advances are interest free and have no stated maturity. The Company has applied an imputed interest rate of 6% in accordance with ASC 835-30-45. During the quarter ended March 31, 2014, the Company recognized imputed interest expense of $7,163.

As of December 31, 2013 and 2012, the Company had the following short-term debt, notes payable and accrued interest balances outstanding to related parties:

	12/31/2013	12/31/2012
Short-Term Debt and Notes Payable – Related Parties
Member Advances (a)	$516,659	$–
Officer Loans to Company (b)	–	194,163
Subordinated Officer Loans to Company (c)	–	159,753
Bridge Notes 12% Convertible (d)	–	–
Total Short-Term Debt and Notes Payable	516,659	353,916
Less: Current Portion	(516,659)	–
Long Term Portion	$–	$353,916

Accrued Interest – Related Parties
Officer Loans to Company (b)	$–	$49,087
Subordinated Officer Loans (c)	–	44,888
Accrued Interest	$–	$93,975

(a)	As part of the Merger, the Company acquired certain liabilities from A Squared Entertainment, LLC. From time to time, A Squared Entertainment, LLC required short-term advances to fund its operations and provide working capital from its founder, the Company’s current Chief Executive Officer, Andrew Heyward. As of December 31, 2013, these advances totaled $516,659. These advances are interest free, and these advances have no stated maturity. The Company has applied an imputed interest rate of 6% in accordance with ASC 835-30-45. On February 24, 2014, the Company repaid a portion of the Member Advances to its Chief Executive Officer, Andrew Heyward, in the amount of $100,000.

(b)	Throughout 2009, 2008 and 2007, the Company borrowed funds from Messrs. Moeller, Meader, Larry Balaban and Howard Balaban. On December 31, 2009, the Officers agreed to issue new note agreements for the outstanding balances, including accrued but unpaid interest, with a maturity date of December 31, 2010 (the “Officer Loans”). Subsequent agreements amended the stated interest rate to 6% per annum and extended the maturity to January 15, 2015.

On November 15, 2013, in connection with the Merger, the Company issued an aggregate of 73,238 shares of common stock to members of the pre-merger management team as consideration for the cancellation of an aggregate of $194,163 in principal and $62,167 in accrued but unpaid interest thereon made to the Company by such individuals in connection with the Merger. The Company recognized a gain on the settlement of debt in the amount of $7,324.

For the year ended December 31, 2013 compared to the same period of 2012, interest expense for these Officer Loans were recorded in amounts of $13,080 and $14,132, respectively.

On February 1, 2008, Isabel Moeller, sister of our former Chief Executive Officer, Klaus Moeller, loaned $310,000 to the Company at an interest rate equal to 8% per annum. The funds were borrowed from Ms. Moeller in order to reduce outstanding obligations due to Genius Products, Inc. at that time. Subsequent agreements extended the maturity date to January 15, 2015 and reduced the stated interest rate to six (6%) percent per annum. Repayments on the principle balance were made in the aggregate of $24,000 during February and April 2011. On April 1, 2011, Ms. Moeller agreed to convert $200,000 of the outstanding balance to shares of common stock of the Company. On March 31 2012, Ms. Moeller agreed to convert the remaining balance of outstanding principal and interest, in the amount of $173,385, to shares of common stock of the Company. Interest expense for the twelve months ended December 31, 2013 and 2012 was $0 and $2,562, respectively, as the note was paid in full in 2012.

(c)	On March 31, 2011, four of the Company’s officers agreed to convert accrued but unpaid salaries through December 31, 2010 to subordinated long term notes payable (the “Subordinated Officer Loans”). In February 2011, as a result of an agreement by each of the four officers to retroactively decrease the amount of the annual salary for 2010 from $125,000 per annum per officer to $80,000, the amount of the Subordinated Officer Loans was reduced to an aggregate of $1,620,137. In March 2012, the officers agreed to convert the aggregate sum of $1,572,161 to shares of common stock of the Company. As of March 2012, the remaining note, with a principal balance of $159,753, had a maturity of January 15, 2015 and a stated interest rate of six percent (6%) per annum.

On October 31, 2013, 43,207 shares of restricted common stock were issued in full payment of the remaining Subordinated Officer Loan with a principal amount of $159,753 and accrued but unpaid interest in the amount of $56,278. The Company recognized a gain on the settlement of debt of $90,733.

For the years ended December 31, 2013 and 2012, the interest recorded for these Subordinated Officer Loans was $11,390 and $33,565, respectively.

(d)	On August 30, 2013, the Company issued 12% convertible notes to several parties with a maturity date of October 21, 2013 for an aggregate of $530,000 (“Bridge Notes”). The Bridge Notes have a stated conversion rate of $1.212 and can be voluntarily converted at any time by the holder and mandatorily by the Company upon certain conditions. Cash was received in the aggregate of $309,000. Four officers and directors of the Company converted outstanding salaries payable to the new notes in the aggregate of $221,000. At issuance, a debt discount of $530,000 was recorded. Costs related to the issuance of the Bridge Notes were recognized in 2013 totaling $30,715.

On November 15, 2013, the Company issued an aggregate of 448,613 shares of common stock to holders of the Company’s 12% convertible promissory notes in aggregate principal amount of $530,000 and accrued, but unpaid, interest of $13,719 in connection with the automatic conversion of the Bridge Notes upon consummation of the Merger. During 2013, total accretion of the debt discount was $530,000 resulting in a debt discount balance of $0. During 2013, interest expense associated with the related party holders of these notes totaled $5,720.